Income tax and social contribution - Schedule of Reconciliation of the effective income tax rate (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before tax	R$ (4,213,208)	R$ (11,077,214)	R$ (2,536,265)
Tax rate effect of tax losses	34.00%	34.00%	34.00%
Tax expense (income) at applicable tax rate	R$ 1,432,491	R$ 3,766,253	R$ 862,330
Adjustments to determine the effective rate:
(Unrecorded) benefit on tax losses and temporary differences	(1,311,394)	(3,257,190)	(880,375)
Permanent differences	(116,876)	(244,011)	76,958
Taxation on universal bases	(4,221)	0	(10,341)
Offset against PERT	0	0	84,711
Others	0	(22,547)	(104)
Income tax and social contribution credit (expense)	0	(242,505)	(133,179)
Current income tax and social contribution	0	(11)	(2,228)
Deferred income tax and social contribution	0	242,516	135,407
Tax income (expense)	R$ 0	R$ 242,505	R$ 133,179
Tax rate effect from change in tax rate	0.00%	2.00%	5.00%